Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, net
Property and equipment, gross	$ 28,531,112	$ 22,410,017
Accumulated depreciation	(14,290,992)	(14,486,990)
Property and equipment, net	14,240,120	7,923,027
Depreciation expenses	3,078,955	2,579,726	$ 2,626,264
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	12,886,210	14,129,811
Leasehold improvements
Property and equipment, net
Property and equipment, gross	6,459,239	5,969,254
Buildings
Property and equipment, net
Property and equipment, gross	7,517,133	593,146
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 1,668,530	$ 1,717,806